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                                                  (RIVERSOURCE INVESTMENTS LOGO)

  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- MAY 1, 2007

                                                              PROSPECTUS
                                                                (DATE)       FORM #      SAI (DATE)    FORM #
RiverSource(R) Real Estate Fund                                8/29/06     S-6281-99 E    3/30/07     S-6500-V

FOR THE PROSPECTUS ONLY:

Effectively immediately the Principal Investment Strategies section and the Principal Risks section have been revised as follows:

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies operating in the real estate industry, including equity securities of real estate investment trusts (REITs), and other real estate related investments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses investments by:

- Focusing on companies that it believes can achieve sustainable growth in cash flow and dividend paying ability.

- Using fundamental analysis of each company's financial condition and industry position to select investments.

- Seeking to purchase securities so that its underlying portfolio will be diversified geographically and by property type.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The growth or income potential of a security has materially changed.

- The investment manager identifies a more attractive opportunity.

PRINCIPAL RISKS

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

REAL ESTATE INDUSTRY RISK. Because of the Fund's policy of concentrating its investments in securities of companies operating in the real estate industry, the Fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for the Fund to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

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S-6281-3 A (5/07)
Valid until next update
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FOR THE STATEMENT OF ADDITIONAL INFORMATION ONLY:

Effective immediately Table 25 section related to the RiverSource Sector Series, Inc. has been revised as follows:

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                                         DATE OF      DATE BEGAN     FORM OF        STATE OF     FISCAL YEAR
FUND**                                 ORGANIZATION   OPERATIONS   ORGANIZATION   ORGANIZATION       END       DIVERSIFIED***
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
 SECTOR SERIES, INC.                     3/25/88                   Corporation         MN           6/30
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 Dividend Opportunity Fund(8)                           8/1/88                                                      Yes
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 Real Estate Fund                                       3/4/04                                                      Yes
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